Debt - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt	$ 3,285	$ 3,303
Less due within one year	201	108
Total long term non current debt	3,084	3,195
Three Point Six Two Five Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	746	746
Four Point One Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	644	643
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	627	657
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	683	717
Three Point One Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	311	338
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	153	99
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	109	84
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 12	$ 19